Borrowings - Non Convertible Promissory Notes Payable (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 10, 2021	Feb. 09, 2021	Dec. 31, 2020	Apr. 22, 2020
Borrowings
Plus accrued interest		$ 26,000				$ 0
Non-Convertible Promissory Notes Payable
Borrowings
Total principal outstanding	$ 782,740	844,006	$ 844,006	$ 322,190	$ 521,816	350,000	$ 350,000
Plus accrued interest	21,873	12,252	12,252			19,730
Total promissory notes payable	804,613	856,258	$ 844,006			$ 324,489
Non-Convertible Promissory Notes Payable | Malta loan receipt 1
Borrowings
Total principal outstanding	448,768	521,816
Non-Convertible Promissory Notes Payable | Malta loan receipt 2
Borrowings
Total principal outstanding	277,087	$ 322,190
Non-Convertible Promissory Notes Payable | Malta loan receipt 3
Borrowings
Total principal outstanding	$ 56,885